Restatements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatements [Abstract]
RESTATEMENTS
NOTE 3 – RESTATEMENTS

The Company’s consolidated financial statements have been restated as of December 31, 2011 to reflect the proper accounting treatment for slow-moving inventory and potential reserves for slow-moving inventory. Based on analysis of inventory, the Company determined that a reclassification of certain inventory should be made from current assets to long-term assets.   The Company originally recorded all inventory in current assets. However, based on analysis of inventory movement and analysis of its operating cycle of one year, it was subsequently determined that any inventory in excess of our current operating cycle of one year, based on historical and anticipated levels of sales, should be classified as long-term on its consolidated balance sheets. The classification of long-term inventory requires the Company to estimate the portion of inventory that can be realized over the next 12 months.

Accordingly, the Company restated its consolidated balance sheet as of December 31, 2011. The Company did not restate its consolidated statements of income and comprehensive income or consolidated statement of cash flows for the period ended September 30, 2011. The respective restatement adjustments are non-cash in nature. These adjustments resulted in a decrease in our total current assets of $7,508,030 and an increase in long-term assets of $7,508,030 as of December 31, 2011, respectively and summarized as follows:

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	-	7,508,030	7,508,030

Total Assets	$24,902,097	$-	$24,902,097

NOTE 16 — RESTATEMENTS

The Company’s consolidated financial statements have been restated for the years ended December 31, 2011 and 2010 to reflect the proper accounting treatment for slow-moving inventory and potential reserves for slow-moving inventory. Based on analysis of inventory, the Company determined that a reclassification of certain inventory should be made from current assets to long-term assets. The Company originally recorded all inventory in current assets. However, based on analysis of inventory movement and analysis of its operating cycle of one year, it was subsequently determined that any inventory in excess of our current operating cycle of one year, based on historical and anticipated levels of sales, should be classified as long-term on its consolidated balance sheets. The classification of long-term inventory requires the Company to estimate the portion of inventory that can be realized over the next 12 months.

Accordingly, the Company restated its consolidated balance sheets as of December 31, 2011 and 2010. The Company did not restate its consolidated statements of income and comprehensive income or consolidated statement of cash flows for the years ended December 31, 2011 and 2010. The respective restatement adjustments are non-cash in nature. These adjustments resulted in a decrease in our total current assets of $7,508,030 and $7,533,189 and an increase in long-term assets of $7,508,030 and $7,533,189 as of December 31, 2011 and 2010, respectively and summarized as follows:

	December 31, 2011 (As Previously Reported)	Adjustments to Restate	December 31, 2011 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,218,874	$(7,508,030)	$710,844
Total Current Assets	8,951,678	(7,508,030)	1,443,648

Long-term Assets:
Inventories, net of current portion	—	7,508,030	7,508,030
Total Assets	$24,902,097	$—	$24,902,097

	December 31, 2010 (As Previously Reported)	Adjustments to Restate	December 31, 2010 (As Restated)
Consolidated Balance Sheet:
Assets:
Current Assets:
Inventories	$8,505,237	$(7,533,189)	$972,048
Total Current Assets	10,415,106	(7,533,189)	2,881,917

Long-term Assets:
Inventories, net of current portion	—	7,533,189	7,533,189
Total Assets	$20,672,129	$—	$20,672,129